UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09373

Exact name of registrant as specified in charter:	Oppenheimer Senior Floating Rate Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet, Executive Vice President & General Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, NY 10281-1008

Registrant’s telephone number, including area code:	303-768-3200

Date of fiscal year end:	7/31

Date of reporting period:	07/01/2011-06/30/2012

Item 1.	Proxy Voting Record

 ******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09373
Reporting Period: 07/01/2011 - 06/30/2012
Oppenheimer Senior Floating Rate Fund

==================== Oppenheimer Senior Floating Rate Fund =====================

MGM HOLDINGS INC.

Ticker:                      Security ID:  324046DMY
Meeting Date: DEC 19, 2011   Meeting Type: Annual
Record Date:  NOV 11, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gary Barber              For       For          Management
1.2   Elect Director Ann Mather               For       For          Management
1.3   Elect Director Roger Birnbaum           For       For          Management
1.4   Elect Director Christopher Pucillo      For       For          Management
1.5   Elect Director James Dondero            For       For          Management
1.6   Elect Director Frederic G. Reynolds     For       For          Management
1.7   Elect Director Jason O. Hirschhorn      For       For          Management
1.8   Elect Director Kevin Ulrich             For       For          Management
2     Elect Independent Director Peter        For       For          Management
      Liguori

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NEW YOUNG BROADCASTING HOLDINGS CO. INC.

Ticker:       YBTVQ          Security ID:  650151103
Meeting Date: FEB 08, 2012   Meeting Type: Annual
Record Date:  JAN 08, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Anthony Cassara          For       For          Management
2     Elect Director Sheldon Galloway         For       For          Management
3     Elect Director Soo Kim                  For       For          Management
4     Elect Director Kevin Shea               For       For          Management
5     Elect Director Thomas Sullivan          For       For          Management

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STAR TRIBUNE MEDIA HOLDINGS COMPANY

Ticker:                      Security ID:  85519Y100
Meeting Date: JUL 19, 2011   Meeting Type: Annual
Record Date:  MAY 27, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael T. P. Sweeney    For       For          Management
1.2   Elect Director Michael J. Klingensmith  For       For          Management
1.3   Elect Director Michael E. Reed          For       For          Management
1.4   Elect Director William F. Farley        For       For          Management
1.5   Elect Director L. Gordon Crovitz        For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Senior Floating Rate Fund

By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President and Principal Executive Officer

Date:	August 28, 2012

*By:	/s/ Randy Legg
Randy Legg, Attorney in Fact